K&L GATES LLP STATE STREET FINANCIAL CENTER ONE LINCOLN STREET BOSTON, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

VIA EDGAR TRANSMISSION

Clair Pagnano
Clair.pagnano@klgates.com

May 24, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eaton Vance High Income 2021 Target Term Trust

Registration Statement on Form N-2 (333-209436; 811-23136)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance High Income 2021 Target Term Trust (the “Trust”), is a pre-effective amendment to the Trust’s Registration Statement on Form N-2 (“Pre-Effective Amendment No. 3”).

Pre-Effective Amendment No. 3 transmitted with this letter contains a conformed signature page, the manually executed original of which is maintained at the offices of the Trust.

On May 23, 2016, both the Underwriters and the Trust formally requested acceleration of effectiveness of the Registration Statement to 12:00 p.m. EST on Wednesday May 25, 2016.

Questions should be directed to the undersigned at (617) 261-3246.

Sincerely,

/s/ Clair E. Pagnano
Clair E. Pagnano
K&L Gates LLP